Property and equipment, net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0.5	$ 0.6
Amortization expense	$ 0.1	$ 0.0